January 26, 2011

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:           Mr. Vincent DiStefano
Mr. Kieran Brown

Re:
Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of DWS Core Fixed Income Fund (the “Fund”), a Series of DWS Income Trust (the “Registrant”) (Registration Nos. 002-91577; 811-04049) (the “Registration Statement”)

To the Commission:

On behalf of the Registrant, under separate cover, we are filing today through the EDGAR system Post-Effective Amendment No. 50 (“Amendment No. 50”) to the Registration Statement, which relates solely to the Fund and does not relate to any other series of the Registrant.  Amendment No. 50 is being filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 (the “1933 Act”) and Rule 8b-16 under the Investment Company Act of 1940 (the “1940 Act”).

Pursuant to Rule 461 and Rule 485(a)(3) under the 1933 Act, the Registrant, on behalf of the Fund, and DWS Investments Distributors, Inc., the Fund’s principal underwriter, hereby request that the effective date of Amendment No. 50 be accelerated so that it will be declared effective on February 1, 2011.

With respect to the Fund’s request for acceleration of the effective date of Amendment No. 50, please be advised that the Registrant acknowledges that:

(1) the Registrant is responsible for the adequacy and accuracy of the disclosure in its filings;

(2) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

(3) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(4) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
If you have any questions relating to Amendment No. 50 or to this acceleration request, please contact Jim Wall of our office at 617-295-3011.  Alternatively, if Mr. Wall is unavailable, please contact John Marten of Vedder Price P.C. at 312-609-7753 or Scott Hogan of our office at 617-295-3986.

United States Securities and Exchange Commission
January 26, 2011

Very truly yours,

DWS Income Trust, on behalf of
DWS Core Fixed Income Fund

DWS Investments Distributors, Inc.

By:  /s/Caroline Pearson
Caroline Pearson
Chief Legal Officer, DWS Core Fixed Income Fund, and Secretary, DWS Investments Distributors, Inc.

cc:	John Marten, Esq., Vedder Price P.C.